MONUMENT SERIES
                       CONSECO VARIABLE ANNUITY ACCOUNT G
                       CONSECO VARIABLE INSURANCE COMPANY

                        SUPPLEMENT DATED JANUARY 1, 2001

The following supplements certain information contained in your prospectus for the Monument Series fixed and variable annuity:

1. Effective as of the date of this supplement, you may also invest in the following investment portfolios:

     PIONEER VARIABLE CONTRACTS TRUST, CLASS II SHARES
     MANAGED BY PIONEER INVESTMENT MANAGEMENT, INC.
     Pioneer Fund VCT Portfolio
     Pioneer Equity-Income VCT Portfolio
     Pioneer Europe VCT Portfolio

2. As of the date of this Supplement, you may invest in the INVESCO VIF--High Yield Fund and the INVESCO VIF--Equity-Income Fund of INVESCO Variable Investment Funds, Inc. Information regarding these funds is contained in the prospectus.

3.   The following is added to the "Investment Portfolio Expenses" table:



                                                                                                 TOTAL ANNUAL
                                                                         OTHER EXPENSES*     PORTFOLIO EXPENSES*
                                                                         (AFTER EXPENSE         (AFTER EXPENSE
                                                                        REIMBURSEMENT, IF     REIMBURSEMENT, IF
                                                                        ANY, FOR CERTAIN       ANY, FOR CERTAIN
                                        MANAGEMENT FEES     12B-1 FEES     PORTFOLIOS)           PORTFOLIOS)
----------------------------------------------------------------------------------------------------------------
Pioneer Fund VCT Portfolio                  .65%           .25%               .07%                  .97%
Pioneer Equity-Income VCT Portfolio         .65%           .25%               .09%                  .99%
Pioneer Europe VCT Portfolio**             1.00%           .25%               .47%                 1.72%

-----------

 * Expenses for fiscal year ended December 31, 2000 are estimated.

** Absent expense offsets, other expenses are estimated to be .49% for the year ended December 31, 2000.

4. The following Examples are added to the prospectus:

You would pay the following expenses assuming a hypothetical 5% annual return on assets, and assuming the entire $1,000 is invested in the option listed, regardless of whether you surrender your contract: (a) assuming the current charges are assessed; (b) assuming the maximum charges are assessed.


                                                       TIME PERIODS
                                              1 YEAR                 3 YEARS
--------------------------------------------------------------------------------
Pioneer Fund VCT Portfolio.................. (a) $ 23                (a) $ 72
                                             (b) $ 25                (b) $ 78

Pioneer Equity-Income VCT Portfolio......... (a) $ 24                (a) $ 73
                                             (b) $ 26                (b) $ 79

Pioneer Europe VCT Portfolio................ (a) $ 31                (a) $ 95
                                             (b) $ 33                (b) $101

5. The following accumulation unit values for the period ended September 30, 2000 are added to Appendix A:

--------------------------------------------------------------------------------
SUB-ACCOUNT
--------------------------------------------------------------------------------
THE ALGER AMERICAN FUND:
--------------------------------------------------------------------------------
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO (a)
Accumulation unit value at beginning of period ..................       $32.658
Accumulation unit value at end of period ........................       $31.141
Number of accumulation units outstanding at end of period .......        22,807

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
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO (a)
Accumulation unit value at beginning of period ..................       $20.367
Accumulation unit value at end of period ........................       $18.310
Number of accumulation units outstanding at end of period .......         7,970

ALGER AMERICAN GROWTH PORTFOLIO (a)
Accumulation unit value at beginning of period ..................       $23.190
Accumulation unit value at end of period ........................       $22.943
Number of accumulation units outstanding at end of period .......        36,265

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO (a)
Accumulation unit value at beginning of period ..................       $20.032
Accumulation unit value at end of period ........................       $24.122
Number of accumulation units outstanding at end of period .......        18,862

--------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIO, INC.:
--------------------------------------------------------------------------------
VP INTERNATIONAL (b)
Accumulation unit value at beginning of period ..................       $15.723
Accumulation unit value at end of period ........................       $13.672
Number of accumulation units outstanding at end of period .......        67,608

VP VALUE (b)
Accumulation unit value at beginning of period ..................        $9.120
Accumulation unit value at end of period ........................        $9.438
Number of accumulation units outstanding at end of period .......        13,618

VP INCOME & GROWTH (b)
Accumulation unit value at beginning of period ..................       $12.612
Accumulation unit value at end of period ........................       $12.012
Number of accumulation units outstanding at end of period .......        38,950

--------------------------------------------------------------------------------
BERGER INSTITUTIONAL PRODUCTS TRUST:
--------------------------------------------------------------------------------
BERGER IPT-GROWTH FUND (b)
Accumulation unit value at beginning of period ..................       $14.295
Accumulation unit value at end of period ........................       $15.998
Number of accumulation units outstanding at end of period .......         3,233

BERGER IPT-GROWTH AND INCOME FUND (b)
Accumulation unit value at beginning of period ..................       $17.558
Accumulation unit value at end of period ........................       $19.163
Number of accumulation units outstanding at end of period .......        46,684

BERGER IPT-NEW GENERATION FUND (c)
Accumulation unit value at beginning of period ..................       $10.000
Accumulation unit value at end of period ........................       $10.403
Number of accumulation units outstanding at end of period .......         1,513

BERGER IPT-SMALL COMPANY GROWTH FUND (b)
Accumulation unit value at beginning of period ..................       $16.690
Accumulation unit value at end of period ........................       $19.235
Number of accumulation units outstanding at end of period .......        24,424

BERGER IPT-INTERNATIONAL FUND (b)
Accumulation unit value at beginning of period ..................       $12.961
Accumulation unit value at end of period ........................       $11.624
Number of accumulation units outstanding at end of period .......             0

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


--------------------------------------------------------------------------------
CONSECO SERIES TRUST:
--------------------------------------------------------------------------------
BALANCED PORTFOLIO (a)
Accumulation unit value at beginning of period ..................       $17.061
Accumulation unit value at end of period ........................       $20.615
Number of accumulation units outstanding at end of period .......        25,333

EQUITY PORTFOLIO (a)
Accumulation unit value at beginning of period ..................       $21.755
Accumulation unit value at end of period ........................       $27.608
Number of accumulation units outstanding at end of period .......        16,136

FIXED INCOME PORTFOLIO (a)
Accumulation unit value at beginning of period ..................       $11.034
Accumulation unit value at end of period ........................       $11.654
Number of accumulation units outstanding at end of period .......        15,589

CONSECO 20 FOCUS PORTFOLIO (c)
Accumulation unit value at beginning of period ..................       $10.000
Accumulation unit value at end of period ........................       $13.363
Number of accumulation units outstanding at end of period .......         1,830

GOVERNMENT SECURITIES PORTFOLIO (a)
Accumulation unit value at beginning of period ..................       $10.812
Accumulation unit value at end of period ........................       $11.456
Number of accumulation units outstanding at end of period .......        14,002

CONSECO HIGH YIELD PORTFOLIO (c)
Accumulation unit value at beginning of period ..................       $10.000
Accumulation unit value at end of period ........................       $10.107
Number of accumulation units outstanding at end of period .......         3,184

MONEY MARKET PORTFOLIO (a)
Accumulation unit value at beginning of period ..................       $11.036
Accumulation unit value at end of period ........................       $11.423
Number of accumulation units outstanding at end of period .......       329,058

--------------------------------------------------------------------------------
DREYFUS STOCK INDEX FUND (b):
--------------------------------------------------------------------------------
Accumulation unit value at beginning of period ..................       $13.052
Accumulation unit value at end of period ........................       $12.726
Number of accumulation units outstanding at end of period .......        81,410

--------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (b):
--------------------------------------------------------------------------------
Accumulation unit value at beginning of period ..................       $14.225
Accumulation unit value at end of period ........................       $14.349
Number of accumulation units outstanding at end of period .......        14,215

--------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND:
--------------------------------------------------------------------------------
DREYFUS VIF DISCIPLINED STOCK PORTFOLIO (b)
Accumulation unit value at beginning of period ..................       $12.541
Accumulation unit value at end of period ........................       $12.569
Number of accumulation units outstanding at end of period .......        44,788

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


DREYFUS VIF INTERNATIONAL VALUE PORTFOLIO (b)
Accumulation unit value at beginning of period ..................       $11.889
Accumulation unit value at end of period ........................       $10.812
Number of accumulation units outstanding at end of period .......           522

--------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES:
--------------------------------------------------------------------------------
FEDERATED HIGH INCOME BOND FUND II (b)
Accumulation unit value at beginning of period ..................        $9.902
Accumulation unit value at end of period ........................        $9.597
Number of accumulation units outstanding at end of period .......         7,603

FEDERATED INTERNATIONAL EQUITY FUND II (a)
Accumulation unit value at beginning of period ..................       $24.656
Accumulation unit value at end of period ........................       $20.951
Number of accumulation units outstanding at end of period .......         8,346

FEDERATED UTILITY FUND II (b)
Accumulation unit value at beginning of period ..................       $10.948
Accumulation unit value at end of period ........................       $10.776
Number of accumulation units outstanding at end of period .......         3,557

--------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUND:
--------------------------------------------------------------------------------
INVESCO VIF-HIGH YIELD FUND (a)
Accumulation unit value at beginning of period ..................       $12.260
Accumulation unit value at end of period ........................       $11.931
Number of accumulation units outstanding at end of period .......        12,930

INVESCO VIF-EQUITY INCOME FUND (a)
Accumulation unit value at beginning of period ..................       $15.577
Accumulation unit value at end of period ........................       $16.329
Number of accumulation units outstanding at end of period .......         1,008

--------------------------------------------------------------------------------
JANUS ASPEN SERIES:
--------------------------------------------------------------------------------
AGGRESSIVE GROWTH PORTFOLIO (b)
Accumulation unit value at beginning of period ..................       $26.019
Accumulation unit value at end of period ........................       $25.577
Number of accumulation units outstanding at end of period .......        47,122

GROWTH PORTFOLIO (b)
Accumulation unit value at beginning of period ..................       $16.437
Accumulation unit value at end of period ........................       $16.759
Number of accumulation units outstanding at end of period .......        93,724

WORLDWIDE GROWTH PORTFOLIO (b)
Accumulation unit value at beginning of period ..................       $17.063
Accumulation unit value at end of period ........................       $16.335
Number of accumulation units outstanding at end of period .......        54,552

--------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES INC.:
--------------------------------------------------------------------------------
LAZARD RETIREMENT EQUITY PORTFOLIO (b)
Accumulation unit value at beginning of period ..................       $11.274
Accumulation unit value at end of period ........................       $11.177
Number of accumulation units outstanding at end of period .......           968

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


LAZARD RETIREMENT SMALL CAP PORTFOLIO (b)
Accumulation unit value at beginning of period ..................        $8.882
Accumulation unit value at end of period ........................       $10.087
Number of accumulation units outstanding at end of period .......         5,996

--------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.:
--------------------------------------------------------------------------------
LORD ABBETT GROWTH & INCOME PORTFOLIO (a)
Accumulation unit value at beginning of period ..................       $14.952
Accumulation unit value at end of period ........................       $15.716
Number of accumulation units outstanding at end of period .......         5,545

--------------------------------------------------------------------------------
MITCHELL HUTCHINS SERIES TRUST:
--------------------------------------------------------------------------------
GROWTH & INCOME PORTFOLIO (b)
Accumulation unit value at beginning of period ..................       $10.787
Accumulation unit value at end of period ........................       $10.277
Number of accumulation units outstanding at end of period .......           119

--------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
--------------------------------------------------------------------------------

LIMITED MATURITY BOND PORTFOLIO (b)
Accumulation unit value at beginning of period ..................       $10.181
Accumulation unit value at end of period ........................       $10.513
Number of accumulation units outstanding at end of period .......         5,938

PARTNERS PORTFOLIO (b)
Accumulation unit value at beginning of period ..................        $9.836
Accumulation unit value at end of period ........................        $9.755
Number of accumulation units outstanding at end of period .......         2,049

--------------------------------------------------------------------------------
RYDEX VARIABLE TRUST:
--------------------------------------------------------------------------------
NOVA FUND (d)
Accumulation unit value at beginning of period ..................       $18.407
Accumulation unit value at end of period ........................       $17.580
Number of accumulation units outstanding at end of period .......           795

OTC FUND (d)
Accumulation unit value at beginning of period ..................       $39.086
Accumulation unit value at end of period ........................       $36.510
Number of accumulation units outstanding at end of period .......         3,153

--------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS, INC.:
--------------------------------------------------------------------------------
SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO (c)
Accumulation unit value at beginning of period ..................       $10.000
Accumulation unit value at end of period ........................        $7.738
Number of accumulation units outstanding at end of period .......         5,515

SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO (c)
Accumulation unit value at beginning of period ..................       $10.000
Accumulation unit value at end of period ........................        $8.462
Number of accumulation units outstanding at end of period .......         3,095

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


--------------------------------------------------------------------------------
STRONG VARIABLE INSURANCE FUNDS, INC.:
--------------------------------------------------------------------------------
STRONG MID CAP GROWTH FUND II (d)
Accumulation unit value at beginning of period ..................       $21.617
Accumulation unit value at end of period ........................       $23.882
Number of accumulation units outstanding at end of period .......        33,925

--------------------------------------------------------------------------------
STRONG OPPORTUNITY FUND II (b):
--------------------------------------------------------------------------------
OPPORTUNITY FUND II (d)
Accumulation unit value at beginning of period ..................       $12.713
Accumulation unit value at end of period ........................       $13.322
Number of accumulation units outstanding at end of period .......        12,508

--------------------------------------------------------------------------------
THE VAN ECK WORLDWIDE INSURANCE TRUST:
--------------------------------------------------------------------------------
WORLDWIDE HARD ASSETS FUND (a)
Accumulation unit value at beginning of period ..................        $8.523
Accumulation unit value at end of period ........................        $9.177
Number of accumulation units outstanding at end of period .......           884

WORLDWIDE BOND FUND (a)
Accumulation unit value at beginning of period ..................        $9.872
Accumulation unit value at end of period ........................        $9.469
Number of accumulation units outstanding at end of period .......         4,710

WORLDWIDE EMERGING MARKETS FUND (b)
Accumulation unit value at beginning of period ..................       $10.357
Accumulation unit value at end of period ........................        $7.754
Number of accumulation units outstanding at end of period .......         7,256

WORLDWIDE REAL ESTATE FUND (b)
Accumulation unit value at beginning of period ..................        $8.240
Accumulation unit value at end of period ........................        $9.320
Number of accumulation units outstanding at end of period .......           703

--------
(a) This unit value was $10.000 on the inception date of May 1, 1997.
(b) This unit value was $10.000 on the inception date of May 1, 1998.
(c) This unit value was $10.000 on the inception date of May 1, 2000.
(d) These unit values were $18.407 for Rydex Nova and $39.086 for Rydex OTC on the inception date of May 1, 2000.

There are no accumulation unit values shown for the sub-accounts investing Pioneer Fund VCT Portfolio, Pioneer Equity-Income VCT Portfolio and Pioneer Europe VCT Portfolio because they were not available under your contract until the date of this supplement.

6. The following is added to Appendix B:

PIONEER VARIABLE CONTRACTS TRUST

Pioneer Variable Contracts Trust is managed by Pioneer Investment Management, Inc. The Pioneer Variable Contracts Trust is a mutual fund with multiple portfolios. The following Class II portfolios are available under the contract:

PIONEER FUND VCT PORTFOLIO

The Pioneer Fund VCT Portfolio seeks reasonable income and capital growth. The Portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers.

                                                                           CV318

PIONEER EQUITY-INCOME VCT PORTFOLIO

The Pioneer Equity-Income VCT Portfolio seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.

PIONEER EUROPE VCT PORTFOLIO

The Pioneer Europe VCT Portfolio seeks long-term growth of capital. The portfolio invests primarily in equity securities of European issuers.

                                                                           CV318

                                       7